FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Mar. 15, 2019	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity Risk
Cash and cash equivalents			$ 9,242,809	$ 17,507,157	$ 22,954,571	$ 55,026,171
Underwritten public offering
Liquidity Risk
Net proceeds from issuance of Common Shares	$ 4,250,000	$ 4,050,000